RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended							12 Months Ended				3 Months Ended			12 Months Ended		12 Months Ended				12 Months Ended				12 Months Ended						12 Months Ended								12 Months Ended				12 Months Ended									12 Months Ended				12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended			12 Months Ended										12 Months Ended						12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Polyurethanes	Sep. 30, 2012 Polyurethanes	Mar. 31, 2012 Polyurethanes	Dec. 31, 2012 Polyurethanes	Dec. 31, 2009 Polyurethanes	Dec. 31, 2012 Advanced Materials	Dec. 31, 2011 Advanced Materials	Dec. 31, 2010 Advanced Materials	Dec. 31, 2009 Advanced Materials	Dec. 31, 2012 Textile Effects	Dec. 31, 2011 Textile Effects	Dec. 31, 2010 Textile Effects item	Dec. 31, 2009 Textile Effects	Dec. 31, 2011 Pigments	Dec. 31, 2010 Pigments	Dec. 31, 2012 Pigments	Dec. 31, 2009 Pigments	Dec. 31, 2011 Performance Products	Dec. 31, 2010 Performance Products	Dec. 31, 2010 Corporate and other	Dec. 31, 2012 Corporate and other	Dec. 31, 2011 Corporate and other	Dec. 31, 2009 Corporate and other	Dec. 31, 2012 Discontinued Operations	Dec. 31, 2011 Discontinued Operations	Dec. 31, 2010 Discontinued Operations	Dec. 31, 2009 Discontinued Operations	Dec. 31, 2012 Workforce reductions	Dec. 31, 2011 Workforce reductions	Dec. 31, 2010 Workforce reductions	Dec. 31, 2009 Workforce reductions	Dec. 31, 2012 Workforce reductions Polyurethanes	Dec. 31, 2012 Workforce reductions Textile Effects	Dec. 31, 2011 Workforce reductions Textile Effects	Dec. 31, 2010 Workforce reductions Performance Products	Dec. 31, 2012 Workforce reductions Corporate and other	Dec. 31, 2011 Workforce reductions Corporate and other	Dec. 31, 2010 Workforce reductions Corporate and other	Dec. 31, 2010 Decommissioning	Dec. 31, 2009 Decommissioning	Dec. 31, 2012 Decommissioning Textile Effects	Dec. 31, 2012 Pension curtailment gain Textile Effects	Dec. 31, 2011 Pension curtailment gain Textile Effects	Dec. 31, 2011 Simplification of the commercial organization and optimization of our distribution network Textile Effects	Dec. 31, 2012 Global transformational change program Advanced Materials	Dec. 31, 2012 Australian styrenics business Discontinued Operations	Dec. 31, 2011 Australian styrenics business Discontinued Operations	Dec. 31, 2010 Australian styrenics business Discontinued Operations	Dec. 31, 2012 Basel, Switzerland Advanced Materials	Dec. 31, 2010 Basel, Switzerland Textile Effects	Dec. 31, 2012 Basel, Switzerland Textile Effects	Dec. 31, 2011 Basel, Switzerland Textile Effects	Dec. 31, 2012 Basel, Switzerland Closure of facility Textile Effects	Dec. 31, 2011 Basel, Switzerland Closure of facility Textile Effects	Dec. 31, 2012 Langweid, Germany and Basel, Switzerland Workforce reductions Textile Effects	Dec. 31, 2011 Langweid, Germany and Basel, Switzerland Workforce reductions Textile Effects	Dec. 31, 2011 Langweid, Germany Workforce reductions Textile Effects	Dec. 31, 2010 Langweid, Germany Workforce reductions Textile Effects	Dec. 31, 2011 North Carolina consolidation Textile Effects	Dec. 31, 2011 North Carolina consolidation Workforce reductions	Dec. 31, 2011 Switzerland Consolidation Textile Effects	Dec. 31, 2012 Switzerland Consolidation Textile Effects	Dec. 31, 2012 Grimsby, U.K. plant Pigments	Dec. 31, 2011 Grimsby, U.K. plant Pigments	Dec. 31, 2010 Grimsby, U.K. plant Pigments	Dec. 31, 2011 Umbogintwini, South Africa plant Workforce reductions Pigments	Dec. 31, 2011 Huelva, Spain and Scarlino, Italy plants Workforce reductions Pigments	Dec. 31, 2012 Scarlino, Italy plant Pigments	Dec. 31, 2010 Scarlino, Italy plant Pigments	Dec. 31, 2012 Textile Effects Acquisition Textile Effects	Dec. 31, 2011 Textile Effects Acquisition Textile Effects	Dec. 31, 2010 Textile Effects Acquisition Textile Effects	Dec. 31, 2010 2005 initiatives and prior	Dec. 31, 2011 2006 initiatives and prior	Dec. 31, 2011 2006 initiatives and prior Textile Effects	Dec. 31, 2011 2006 initiatives and prior Pigments	Dec. 31, 2012 2007 initiatives and prior	Dec. 31, 2011 2007 initiatives and prior	Dec. 31, 2012 2007 initiatives and prior Textile Effects	Dec. 31, 2011 2008 initiatives	Dec. 31, 2010 2008 initiatives	Dec. 31, 2010 2008 initiatives Polyurethanes	Dec. 31, 2011 2008 initiatives Textile Effects	Dec. 31, 2010 2008 initiatives Textile Effects	Dec. 31, 2011 2008 initiatives Pigments	Dec. 31, 2010 2008 initiatives Pigments	Dec. 31, 2012 2009 initiatives	Dec. 31, 2011 2009 initiatives	Dec. 31, 2010 2009 initiatives	Dec. 31, 2012 2009 initiatives Advanced Materials	Dec. 31, 2011 2009 initiatives Advanced Materials	Dec. 31, 2010 2009 initiatives Advanced Materials	Dec. 31, 2010 2009 initiatives Textile Effects	Dec. 31, 2012 2009 initiatives Pigments	Dec. 31, 2011 2009 initiatives Pigments	Dec. 31, 2010 2009 initiatives Pigments	Dec. 31, 2010 2009 initiatives Corporate and other	Dec. 31, 2012 2010 initiatives	Dec. 31, 2011 2010 initiatives	Dec. 31, 2010 2010 initiatives	Dec. 31, 2012 2010 initiatives Textile Effects	Dec. 31, 2011 2010 initiatives Textile Effects	Dec. 31, 2010 2010 initiatives Textile Effects	Dec. 31, 2012 2010 initiatives Performance Products	Dec. 31, 2010 2010 initiatives Performance Products	Dec. 31, 2012 2010 initiatives Corporate and other	Dec. 31, 2011 2010 initiatives Corporate and other	Dec. 31, 2010 2010 initiatives Corporate and other	Dec. 31, 2010 2010 initiatives Workforce reductions Advanced Materials	Dec. 31, 2012 2011 initiatives	Dec. 31, 2011 2011 initiatives	Dec. 31, 2012 2011 initiatives Advanced Materials	Dec. 31, 2011 2011 initiatives Advanced Materials	Dec. 31, 2012 2011 initiatives Textile Effects	Dec. 31, 2011 2011 initiatives Textile Effects	Dec. 31, 2011 2011 initiatives Pigments	Dec. 31, 2012 2012 initiatives	Dec. 31, 2012 2012 initiatives Polyurethanes	Dec. 31, 2012 2012 initiatives Advanced Materials	Dec. 31, 2012 2012 initiatives Corporate and other
Accrued restructuring costs by type of cost and initiative
Annualized fixed costs															$ 75
Restructuring charges												1	32	5			38	20			4	22			10																		38	1	62	2	2	2	5			9				28					15										4	12		4	7	7	3							1	1	1		2		2		1			1			5	7	9	1		1		4	7	8		2	15	23		13	15	1	2	1	2	6		15	89	3	21	12	65	3	69	38	30	1
Charges related to closure of St. Eons France facility																					2
Charges related to global transfer pricing initiative																					2
Reversal of reserves no longer required								(16)	(5)	(7)								(1)	(3)		(16)	(4)	(1)			(2)					(1)								(15)	(5)	(6)																									(16)	(4)																																																					(2)
Non-cash charges								15	60	2																																											11
Restructuring payments																																																																																					(3)	(2)	(1)	(3)		(3)	(2)	(7)	(1)	(1)	(5)	(1)	(1)	(6)	(12)	(16)	(1)	(1)	(3)	(2)	(5)	(11)	(8)	(3)	(4)	(21)	(3)	(1)	(15)		(2)	(1)	(1)	(6)	(2)		(37)	(14)	(14)	(7)	(23)	(5)	(2)	(18)	(12)	(6)
Total restructuring, impairment and plant closing costs	40	47	5	(4)	155	9	7	92	167	29
Estimated additional future charges for current restructuring projects
Estimated additional charges within one year								100							3		17				80
Estimated additional charges																	19
Restructuring charges related to redesign																	3
Noncash charge related to pension settlement loss																	4
Pension curtailment gain																																																						38
Restructuring charges related to the simplification of the commercial organization and optimization of our distribution network																						5
Expected additional charges related to closure and workforce reductions																																																														80
Restructuring reserve	105			92				105	92	49	75	27			27	2	27	12	2	7	42	69	25	17	3	8	1	11	1	1	5	2	1	4	6	6	8	34	90	73	36	60				1				1	2				2		6	6	8	3	19		15	31	47			2	3	1			9					3	1	8	2	2	2					2	2									7	11										9	16											34	63						53
Impairment of long-lived assets at our Basel, Switzerland manufacturing facility																						53
Restructuring reserve related to the streamlining of business																							$ 1
Number of new strategic business units resulting from streamlining of business																							2